Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THE HARTFORD MUTUAL FUNDS II, INC.
Prospectus Date	rr_ProspectusDate	Mar. 01, 2022
Hartford Schroders Securitized Income Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hartford Schroders Securitized Income Fund Summary Section
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income and long-term total return consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	YOUR EXPENSES.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. Please contact your financial intermediary for more information regarding whether you may be required to pay a brokerage commission or other fees. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000in certain classes of Hartford mutual funds or in The Hartford® SMART529® College Savings Plan. More information about these and other discounts is available from your financial professional and in the “How Sales Charges Are Calculated” section beginning on page 117 of the Fund’s statutory prospectus. Descriptions of any financial intermediary specific sales charge waivers and discounts are set forth in Appendix A to the statutory prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2021, the Fund’s portfolio turnover rate was 71% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	71.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more will not be subject to a front-end sales charge, but may be subject to a 1.00% contingent deferred sales charge.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000in certain classes of Hartford mutual funds or in The Hartford® SMART529® College Savings Plan.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Management fees” have been restated to reflect current fees.“Other expenses” for Class A and Class Y have been restated to reflect the estimated transfer agency fees for the current year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as shown below, redeem all of your shares at the end of those periods. The example also assumes that:•Your investment has a 5% return each year•The Fund’s operating expenses remain the same (except that the example reflects the fee waiver and/or expense reimbursement arrangement reflected in the table above for only the first year)•You reinvest all dividends and distributions.Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing in U.S. and foreign fixed and floating rate securitized credit instruments. Under normal market conditions, the Fund will invest at least 80% of its assets in such securitized credit instruments. Securitized credit instruments include commercial mortgage-backed securities (“CMBS”), asset-backed securities (“ABS”), agency and non-agency residential mortgage-backed securities (“RMBS”), collateralized loan obligations (“CLOs”), collateralized mortgage obligations (“CMOs”), and uniform mortgage-backed securities (“UMBS”). Agency MBS and Agency CMBS are issued or guaranteed by the U.S. government or its agencies, instrumentalities or sponsored enterprises, including the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”), or the Federal Home Loan Mortgage Corporation (“FHLMC”). The Fund’s investments may include exposure to both senior and subordinated tranches of each of these types of securitized credit instruments.Although the Fund may invest in securities of any maturity or duration, the Fund expects to maintain a dollar weighted average duration of 3 years or less under normal market conditions. Duration is a measure of the sensitivity of a fixed income security’s price to changes in interest rates. The Fund’s average duration measure will incorporate a bond’s yield, coupon, final maturity, and the effect of derivatives that may be used to manage the Fund’s interest rate risk.The Fund may invest in mortgage-related high-yield instruments rated below investment grade (commonly referred to as “junk bonds”). The Fund may invest up to 25% of its net assets in non-U.S. securities, which may include non-U.S. dollar denominated foreign mortgage-related securities. Generally, a security is considered to be a U.S. or non-U.S. security based on the issuer’s “country of risk,” as determined by the Fund’s sub-adviser, Schroder Investment Management North America Inc. (“SIMNA” or the “Sub-Adviser”), based on information provided by one or more third-party service providers. The Fund may invest in certain restricted securities, such as securities that are only eligible for resale pursuant to Rule 144A, and certain securities of U.S. and non-U.S. issuers that are issued pursuant to Regulation S. The Fund may invest in mortgage dollar rolls. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis through the “to-be-announced” (“TBA”) market. The Fund may use forward currency contracts to hedge currency risk and may engage in repurchase agreement transactions.The Sub-Adviser uses a research oriented, value-driven approach to investment and seeks to diversify credit risk and access sectors with the strongest fundamentals over the course of a credit cycle. The Sub-Adviser seeks to add value at different points in the credit cycle by capitalizing on inefficiencies within and among the financing markets for assets, including cyclical opportunities, and opportunities driven by regulation. In general, the Fund seeks to benefit from various risk premiums found within the securitized debt markets, capturing value through security selection, sector rotation and issue specific selection. In addition, the Sub-Adviser integrates financially material environmental, social and governance (“ESG”) characteristics into its investment process. The Sub-Adviser evaluates the impact and risk around issues such as climate change, environmental performance, labor standards and corporate governance, which it views as important in its assessment of a company’s risk and potential for profitability.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The principal risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its investment objective.Market Risk – Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities of a company may decline in value due to its financial prospects and activities, including certain operational impacts, such as data breaches and cybersecurity attacks. Securities may also decline in value due to general market and economic movements and trends, including adverse changes to credit markets, or as a result of other events such as geopolitical events, natural disasters, or widespread pandemics (such as COVID-19) or other adverse public health developments.Interest Rate Risk – The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. A wide variety of factors can cause interest rates to rise, including central bank monetary policies and inflation rates. Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund’s income. These risks are greater during periods of rising inflation. Volatility in interest rates and in fixed income markets may increase the risk that the Fund’s investment in fixed income securities will go down in value. Risks associated with rising interest rates are currently heightened because interest rates in the U.S. remain near historic lows and inflation has begun to increase. Actions taken by the Federal Reserve Board or foreign central banks to stimulate or stabilize economic growth, such as decreases or increases in short-term interest rates, may adversely affect markets, which could, in turn, negatively impact Fund performance.Credit Risk – Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer’s financial strength, credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Periods of market volatility may increase credit risk.Call Risk – Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.Mortgage-Related and Asset-Backed Securities Risk – Mortgage-related and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. These mortgage-related or asset-backed securities are subject to credit risk, interest rate risk, “prepayment risk” (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and “extension risk” (the risk that borrowers will repay a loan more slowly in periods of rising interest rates). If the Fund invests in mortgage-related or asset-backed securities that are subordinated to other interests in the same mortgage or asset pool, the Fund may only receive payments after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages. Uniform mortgage-backed securities, which generally align the characteristics of Fannie Mae and Freddie Mac certificates, are a recent innovation and the effect they may have on the market for mortgage-related securities is uncertain.Collateralized Loan Obligations Risk – Collateralized loan obligations (“CLOs”) bear many of the same risks as other forms of asset-backed securities. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. The Fund’s investment in CLOs may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or market anticipation of defaults and investor aversion to CLO securities as a class.Foreign Investments Risk – Investments in foreign securities may be riskier, more volatile, and less liquid than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection, less stringent accounting, corporate governance, financial reporting and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions and the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions), may affect the value of the Fund’s investments in foreign securities. Changes in currency exchange rates may also adversely affect the Fund’s foreign investments. The impact of the United Kingdom’s departure from the European Union, commonly known as “Brexit,” and the potential departure of one or more other countries from the European Union may have significant political and financial consequences for global markets. This may adversely impact Fund performance.Derivatives Risk – Derivatives are instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Successful use of derivative instruments by the Fund depends on the Sub-Adviser’s judgment with respect to a number of factors and the Fund’s performance could be worse and/or more volatile than if it had not used these instruments. In addition, the fluctuations in the value of derivatives may not correlate perfectly with the value of any portfolio assets being hedged, the performance of the asset class to which the Sub-Adviser seeks exposure, or the overall securities markets.Leverage Risk – Certain transactions, such as the use of derivatives, may give rise to leverage. Leverage can increase market exposure, increase volatility in the Fund, magnify investment risks, and cause losses to be realized more quickly. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet asset segregation requirements when it may not be advantageous to do so.Forward Currency Contracts Risk – A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in foreign currency exchange rates. While forward foreign currency exchange contracts do not eliminate fluctuations in the value of foreign securities, they do allow the Fund to establish a fixed rate of exchange for a future point in time. Use of such contracts, therefore, can have the effect of reducing returns and minimizing opportunities for gain. The Fund could also lose money when the contract is settled. The Fund’s gains from its positions in forward foreign currency contracts may accelerate and/or recharacterize the Fund’s income or gains and its distributions to shareholders as ordinary income. The Fund’s losses from such positions may also recharacterize the Fund’s income and its distributions to shareholders and may cause a return of capital to Fund shareholders. Such acceleration or recharacterization could affect an investor’s tax liability.Liquidity Risk – The risk that the market for a particular investment or type of investment is or becomes relatively illiquid, making it difficult for the Fund to sell that investment at an advantageous time or price. Illiquidity may be due to events relating to the issuer of the securities, market events, rising interest rates, economic conditions or investor perceptions. Illiquid securities may be difficult to value and their value may be lower than the market price of comparable liquid securities, which would negatively affect the Fund’s performance.Active Investment Management Risk – The risk that, if the Sub-Adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money. As part of the Fund’s investment strategy, the Sub-Adviser evaluates certain factors as part of the investment process, including ESG characteristics. The analysis of these factors may not work as intended. ESG characteristics are not the only factors considered and as a result, the companies (or issuers) in which the Fund invests may not be companies (or issuers) with favorable ESG characteristics or high ESG ratings.Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.U.S. Government Securities Risk – Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Securities backed by the U.S. Treasury or the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government. U.S. Government securities are also subject to the risk that the U.S. Treasury will be unable to meet its payment obligations.Restricted Securities Risk – Restricted securities are subject to the risk that they may be difficult to sell at the time and price the Fund prefers.To Be Announced (TBA) Transactions Risk – TBA transactions involve the risk that the security the Fund buys will lose value prior to its delivery. The Fund is subject to this risk whether or not the Fund takes delivery of the securities on the settlement date for a transaction. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price. The Fund may also take a short position in a TBA investment when it owns or has the right to obtain, at no added cost, identical securities. If the Fund takes such a short position, it may reduce the risk of a loss if the price of the securities declines in the future, but will lose the opportunity to profit if the price rises. TBA transactions may also result in a higher portfolio turnover rate and/or increased capital gains for the Fund.Repurchase Agreements Risk – The Fund may enter into certain types of repurchase agreements or purchase and sale contracts. Under a repurchase agreement, the seller agrees to repurchase a security (typically a security issued or guaranteed by the U.S. Government) at a mutually agreed upon time and price. This insulates the Fund from changes in the market value of the security during the period. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts provide that the purchaser receives any interest on the security paid during the period. If the seller fails to repurchase the security in either situation and the market value declines, the Fund may lose money.High Yield Investments Risk – High yield investments rated below investment grade (also referred to as “junk bonds”) are considered to be speculative and are subject to heightened credit risk, which may make the Fund more sensitive to adverse developments in the U.S. and abroad. Lower rated debt securities generally involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than those of higher rated securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.LIBOR Risk – The Fund may invest in certain securities, derivatives, or other financial instruments that use a London Interbank Offered Rate (LIBOR) as a reference rate for various rate calculations. The ICE Benchmark Administration Limited, the administrator of LIBOR, has ceased publishing certain LIBOR settings on December 31, 2021, and the remaining LIBOR settings are expected to be discontinued on June 30, 2023. Some regulated entities (such as banks) have ceased to enter into new LIBOR-based contracts beginning January 1, 2022. The transition process away from LIBOR may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates, and the use of an alternative reference rate may adversely affect the Fund’s performance. In addition, the usefulness of LIBOR may deteriorate in the period leading up to its discontinuation, which could adversely affect the liquidity or market value of securities that use LIBOR.Large Shareholder Transaction Risk – The Fund may experience adverse effects when certain large shareholders redeem or purchase large amounts of shares of the Fund. Such redemptions may cause the Fund to sell securities at times when it would not otherwise do so or borrow money (at a cost to the Fund), which may negatively impact the Fund’s performance and liquidity. Similarly, large purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs.The Fund is subject to certain other risks. For more information regarding risks and investments, please see “Additional Information Regarding Investment Strategies and Risks” and “More Information About Risks” in the Fund’s statutory prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information indicates the risks of investing in the Fund. Keep in mind that past performance does not indicate future results. Updated performance information is available at hartfordfunds.com. The returns in the bar chart and table:•Assume reinvestment of all dividends and distributions•Reflect fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower.•Reflect the Fund’s performance when it pursued a modified investment strategy prior to December 1, 2021.The bar chart:•Shows how the Fund’s total return has varied from year to year•Returns do not include sales charges. If sales charges were reflected, returns would have been lower•Shows the returns of Class A shares. Returns for the Fund’s other classes differ only to the extent that the classes do not have the same expenses.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	 The performance information indicates the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	hartfordfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Total returns by calendar year (excludes sales charges)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart above:ReturnsQuarter EndedBest Quarter Return6.57%June 30, 2020Worst Quarter Return-8.78%March 31, 2020
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective December 31, 2021, the Fund changed its benchmark to the ICE BofA 1-3 Year US Corporate Index from the ICE BofA US ABS & CMBS Index and the S&P/LSTA Leveraged Loan Index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes and are shown only for Class A shares.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes and are shown only for Class A shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Effective December 31, 2021, the Fund changed its benchmark to the ICE BofA 1-3 Year US Corporate Index from the ICE BofA US ABS & CMBS Index and the S&P/LSTA Leveraged Loan Index. The table below shows returns for the Fund over time compared to those of three broad-based market indices. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes and are shown only for Class A shares. After-tax returns will vary for other classes. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ending December 31, 2021 (including sales charges)
Hartford Schroders Securitized Income Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.40%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest expense	rr_Component1OtherExpensesOverAssets	none	[3]
Other expenses	rr_Component2OtherExpensesOverAssets	0.25%	[4]
Total other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.90%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.85%	[5]
Year 1	rr_ExpenseExampleYear01	$ 384
Year 3	rr_ExpenseExampleYear03	574
Year 5	rr_ExpenseExampleYear05	779
Year 10	rr_ExpenseExampleYear10	$ 1,370
2020	rr_AnnualReturn2020	0.69%
2021	rr_AnnualReturn2021	1.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.78%)
Hartford Schroders Securitized Income Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	0.40%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Interest expense	rr_Component1OtherExpensesOverAssets	none	[3]
Other expenses	rr_Component2OtherExpensesOverAssets	0.28%	[4]
Total other expenses	rr_OtherExpensesOverAssets	0.28%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.68%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.68%	[5]
Year 1	rr_ExpenseExampleYear01	$ 271
Year 3	rr_ExpenseExampleYear03	530
Year 5	rr_ExpenseExampleYear05	913
Year 10	rr_ExpenseExampleYear10	1,987
Year 1	rr_ExpenseExampleNoRedemptionYear01	171
Year 3	rr_ExpenseExampleNoRedemptionYear03	530
Year 5	rr_ExpenseExampleNoRedemptionYear05	913
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 1,987
Hartford Schroders Securitized Income Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.40%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest expense	rr_Component1OtherExpensesOverAssets	none	[3]
Other expenses	rr_Component2OtherExpensesOverAssets	0.24%	[4]
Total other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.64%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.60%	[5]
Year 1	rr_ExpenseExampleYear01	$ 61
Year 3	rr_ExpenseExampleYear03	201
Year 5	rr_ExpenseExampleYear05	353
Year 10	rr_ExpenseExampleYear10	$ 795
Hartford Schroders Securitized Income Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.40%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest expense	rr_Component1OtherExpensesOverAssets	none	[3]
Other expenses	rr_Component2OtherExpensesOverAssets	0.23%	[4]
Total other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.63%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.08%	[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.55%	[5]
Year 1	rr_ExpenseExampleYear01	$ 56
Year 3	rr_ExpenseExampleYear03	194
Year 5	rr_ExpenseExampleYear05	343
Year 10	rr_ExpenseExampleYear10	$ 779
Hartford Schroders Securitized Income Fund | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.40%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest expense	rr_Component1OtherExpensesOverAssets	none	[3]
Other expenses	rr_Component2OtherExpensesOverAssets	0.19%	[4]
Total other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.59%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.14%	[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.45%	[5]
Year 1	rr_ExpenseExampleYear01	$ 46
Year 3	rr_ExpenseExampleYear03	175
Year 5	rr_ExpenseExampleYear05	315
Year 10	rr_ExpenseExampleYear10	$ 725
Hartford Schroders Securitized Income Fund | Class SDR
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.40%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest expense	rr_Component1OtherExpensesOverAssets	none	[3]
Other expenses	rr_Component2OtherExpensesOverAssets	0.19%	[4]
Total other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.59%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.14%	[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.45%	[5]
Year 1	rr_ExpenseExampleYear01	$ 46
Year 3	rr_ExpenseExampleYear03	175
Year 5	rr_ExpenseExampleYear05	315
Year 10	rr_ExpenseExampleYear10	$ 725
Hartford Schroders Securitized Income Fund | After Taxes on Distributions | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.39%)
Hartford Schroders Securitized Income Fund | Return Before Taxes | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.60%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.43%
Hartford Schroders Securitized Income Fund | Return Before Taxes | Class C
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.57%)	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	0.85%	[6]
Hartford Schroders Securitized Income Fund | Return Before Taxes | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.44%
Since Inception	rr_AverageAnnualReturnSinceInception	1.56%
Hartford Schroders Securitized Income Fund | Return Before Taxes | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.49%
Since Inception	rr_AverageAnnualReturnSinceInception	1.58%
Hartford Schroders Securitized Income Fund | Return Before Taxes | Class F
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.59%
Since Inception	rr_AverageAnnualReturnSinceInception	1.64%
Hartford Schroders Securitized Income Fund | Return Before Taxes | Class SDR
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.59%
Since Inception	rr_AverageAnnualReturnSinceInception	1.63%
Hartford Schroders Securitized Income Fund | After Taxes on Distributions and Sale of Fund Shares | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.95%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.02%)
Hartford Schroders Securitized Income Fund | ICE BofA 1-3 Year US Corporate Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.01%)	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	2.97%	[7]
Hartford Schroders Securitized Income Fund | ICE BofA US ABS & CMBS Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.05%
Since Inception	rr_AverageAnnualReturnSinceInception	3.54%
Hartford Schroders Securitized Income Fund | S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.20%
Since Inception	rr_AverageAnnualReturnSinceInception	4.44%

[1]	Investments of $1 million or more will not be subject to a front-end sales charge, but may be subject to a 1.00% contingent deferred sales charge.
[2]	“Management fees” have been restated to reflect current fees.
[3]	“Interest expense” has been restated and is estimated based on the Fund’s current investment strategies, which reflects the Fund’s intention to no longer invest in reverse repurchase agreements. For the most recent annual period ended October 31, 2021, “Interest expense” related to the use of reverse repurchase agreements was equal to 0.14% of the Fund’s average net assets on an annualized basis.
[4]	“Other expenses” for Class A and Class Y have been restated to reflect the estimated transfer agency fees for the current year.
[5]	Hartford Funds Management Company, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to limit total annual fund operating expenses as follows: 0.85% (Class A), 1.70% (Class C), 0.60% (Class I), 0.55% (Class Y), 0.45% (Class F), and 0.45% (Class SDR). This contractual arrangement will remain in effect until February 28, 2023 unless the Board of Directors of The Hartford Mutual Funds II, Inc. approves its earlier termination.
[6]	Class C shares commenced operations on February 28, 2020 and performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Performance prior to Class C’s inception date has not been adjusted to reflect the operating expenses of Class C. If the performance were adjusted, it would have been lower.
[7]	Effective December 31, 2021, the Fund changed its benchmark to the ICE BofA 1-3 Year US Corporate Index from the ICE BofA US ABS & CMBS Index and the S&P/LSTA Leveraged Loan Index. The Fund changed its benchmark because the Fund’s Investment Manager believes the new benchmark’s duration profile and credit quality profile are more representative of the Fund’s investment strategy.